Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Components of Basic and Diluted Earnings Per Share
The components of basic and diluted earnings per share are as follows:

	Year Ended December 31,
(In thousands, except per share data)	2021	2020	2019
Numerator:
Net income (loss)	$6,460	$(23,118)	$(51,952)
Denominator:
Weighted average common shares outstanding, basic	118,571	57,865	57,848
Dilutive effect of stock options (1)	24,644	—	—
Dilutive effect of restricted stock units	5	—	—
Dilutive effect of preferred stock (1)	—	—	—
Dilutive effect of warrants (1)	—	—	—

Weighted average common shares outstanding, diluted	143,220	57,865	57,848

Net income (loss) per share, basic	$0.05	$(0.40)	$(0.90)
Net income (loss) per share, diluted	$0.05	$(0.40)	$(0.90)
Anti-dilutive securities excluded from diluted income (loss) per share:
Anti-dilutive stock options (1)	—	27,591	23,669
Anti-dilutive preferred stock (1)	—	138,612	126,986
Anti-dilutive warrants (1)	—	1,887	1,887